Retirement Plans - Summary of Plans Weighted Average Asset Allocations (Detail)	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Total weighted average asset	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total weighted average asset	66.00%	64.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total weighted average asset	27.00%	29.00%
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Total weighted average asset	7.00%	7.00%